Long-term investments (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments	¥ 42,500	¥ 42,500
Other Long-term Investments	394,923
Cost-method Investments [Member]
Other than Temporary Impairment Losses, Investments	¥ 0	¥ 0	¥ 0
Nanjing Zhongshan Financial Leasing Co., Ltd [Member]
Equity Method Investment, Ownership Percentage	25.00%	25.00%
Cost Method Investments	¥ 47,568	¥ 16,264